Note 5 - Loans and Related Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	LOANS AND RELATED ALLOWANCE FOR LOAN AND LEASE LOSSES

The Company’s primary business activity is with loan customers located within its local Northeastern Ohio trade area, eastern Geauga County, and contiguous counties to the north, east, and south. The Company also serves the central Ohio market with offices in Dublin, Sunbury, Powell, Plain City and Westerville, Ohio. The Northeastern Ohio trade area includes locations in Beachwood, Twinsburg, and Solon, Ohio. Commercial, residential, and consumer loans are granted. Although the Company has a diversified loan portfolio at December 31, 2020 and 2019, loans outstanding to individuals and businesses are dependent upon the local economic conditions in the Company’s immediate trade area.

The following tables summarize the primary segments of the loan portfolio and the allowance for loan and lease losses (in thousands):

December 31, 2020
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$1,565	$101,556	$103,121
Non-owner occupied	4,123	305,301	309,424
Multifamily	-	39,562	39,562
Residential real estate	1,319	232,676	233,995
Commercial and industrial	834	231,210	232,044
Home equity lines of credit	246	112,297	112,543
Construction and other	-	63,573	63,573
Consumer installment	-	9,823	9,823
Total	$8,087	$1,095,998	$1,104,085

December 31, 2019
Ending Loan Balance by Impairment Evaluation
	Individually	Collectively	Total Loans
Loans:
Commercial real estate:
Owner occupied	$3,474	$98,912	$102,386
Non-owner occupied	7,084	295,096	302,180
Multifamily	-	62,028	62,028
Residential real estate	1,278	233,520	234,798
Commercial and industrial	882	88,645	89,527
Home equity lines of credit	351	111,897	112,248
Construction and other	-	66,680	66,680
Consumer installment	1	14,410	14,411
Total	$13,070	$971,188	$984,258

The commercial and industrial loan portfolio as of December 31, 2020 includes $116.1 million in loans issued through the Paycheck Protection Program (“PPP”) (see Note 20). Although the SBA guarantees PPP loans if certain criteria are met, minimal risk still exists in the portfolio. Therefore, a 0.4% qualitative adjustment, equaling $464,000 is reserved for loss.

The amounts above include net deferred loan origination fees of $4.4 million and $1.3 million at December 31, 2020 and December 31, 2019, respectively. The net deferred loan origination fees at December 31, 2020 include $2.7 million of unearned deferred fees from PPP loans.

December 31, 2020
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$10	$1,332	$1,342
Non-owner occupied	371	6,446	6,817
Multifamily	-	461	461
Residential real estate	20	1,663	1,683
Commercial and industrial	48	1,305	1,353
Home equity lines of credit	41	1,364	1,405
Construction and other	-	378	378
Consumer installment	-	20	20
Total	$490	$12,969	$13,459

December 31, 2019
Ending Allowance Balance by Impairment Evaluation
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total Allocation
Loans:
Commercial real estate:
Owner occupied	$45	$756	$801
Non-owner occupied	582	2,800	3,382
Multifamily	-	340	340
Residential real estate	28	698	726
Commercial and industrial	3	453	456
Home equity lines of credit	2	930	932
Construction and other	-	103	103
Consumer installment	-	28	28
Total	$660	$6,108	$6,768

The Company’s loan portfolio is segmented to a level that allows management to monitor risk and performance. The portfolio is segmented into Commercial Real Estate (“CRE”) which is further segmented into Owner Occupied (“CRE OO”), Non-owner Occupied (“CRE NOO”), and Multifamily, Residential Real Estate (“RRE”), Commercial and Industrial (“C&I”), Home Equity Lines of Credit (“HELOC”), Construction and Other (“Construction”), and Consumer Installment Loans. Although PPP loans are included with C&I loans, the nature of PPP loans differs considerably from the rest of the category. Loans funded through the PPP program are fully guaranteed by the U.S. government. This guarantee exists at the inception of the loans and throughout the lives of the loans and was not entered into separately and apart from the loans. The consumer loan segment consists primarily of installment loans and overdraft lines of credit connected with customer deposit accounts. The increases in the allowance for loan loss for the CRE, RRE, C&I, HELOC, and Construction portfolios were partially offset by a decrease in the allowance for the Consumer Installment portfolios.

Management evaluates individual loans in all of the commercial segments for possible impairment based on guidance established by the Board of Directors. Loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in evaluating impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. The Company does not separately evaluate individual consumer and residential mortgage loans for impairment, unless such loans are part of a larger relationship that is impaired, or the loan was modified in a troubled debt restructuring.

Once the determination has been made that a loan is impaired, the determination of whether a specific allocation of the allowance is necessary is measured by comparing the recorded investment in the loan to the fair value of the loan using one of three methods: (a) the present value of expected future cash flows discounted at the loan’s effective interest rate; (b) the loan’s observable market price; or (c) the fair value of the collateral less selling costs. The method is selected on a loan-by-loan basis. The evaluation of the need and amount of a specific allocation of the allowance and whether a loan can be removed from impairment status is made on a quarterly basis. The Company’s policy for recognizing interest income on impaired loans does not differ from its overall policy for interest recognition.

The following tables present impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary (in thousands):

December 31, 2020
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$1,118	$1,142	$-
Non-owner occupied	801	801	-
Residential real estate	941	1,013	-
Commercial and industrial	561	1,056	-
Home equity lines of credit	80	92	-
Total	$3,501	$4,104	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$447	$447	$10
Non-owner occupied	3,322	3,596	371
Residential real estate	378	378	20
Commercial and industrial	273	276	48
Home equity lines of credit	166	166	41
Total	$4,586	$4,863	$490

Total:
Commercial real estate:
Owner occupied	$1,565	$1,589	$10
Non-owner occupied	4,123	4,397	371
Residential real estate	1,319	1,391	20
Commercial and industrial	834	1,332	48
Home equity lines of credit	246	258	41
Total	$8,087	$8,967	$490

December 31, 2019
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial real estate:
Owner occupied	$1,772	$1,772	$-
Non-owner occupied	3,845	3,845	-
Residential real estate	759	829	-
Commercial and industrial	747	1,524	-
Home equity lines of credit	220	228	-
Consumer installment	1	1	-
Total	$7,344	$8,199	$-

With an allowance recorded:
Commercial real estate:
Owner occupied	$1,702	$1,713	$45
Non-owner occupied	3,239	3,239	582
Residential real estate	519	569	28
Commercial and industrial	135	135	3
Home equity lines of credit	131	131	2
Total	$5,726	$5,787	$660

Total:
Commercial real estate:
Owner occupied	$3,474	$3,485	$45
Non-owner occupied	7,084	7,084	582
Residential real estate	1,278	1,398	28
Commercial and industrial	882	1,659	3
Home equity lines of credit	351	359	2
Consumer installment	1	1	-
Total	$13,070	$13,986	$660

The tables above include troubled debt restructuring totaling $2.9 million and $3.6 million as of December 31, 2020 and 2019, respectively. The amounts allocated within the allowance for losses for troubled debt restructurings were $45,000 and $33,000 at December 31, 2020 and December 31, 2019, respectively.

The following table presents the average balance and interest income by class, recognized on impaired loans (in thousands):

	As of December 31, 2020		As of December 31, 2019
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial real estate:
Owner occupied	$2,851	$72	$3,808	$176
Non-owner occupied	8,815	184	6,558	199
Residential real estate	1,247	52	1,626	49
Commercial and industrial	1,076	42	1,770	141
Home equity lines of credit	308	8	177	2
Construction and other	-	-	648	-
Consumer installment	-	-	2	-
Total	$14,297	$358	$14,589	$567

Troubled Debt Restructuring (“TDR”) describes loans on which the bank has granted concessions for reasons related to the customer’s financial difficulties. Such concessions may include one or more of the following:

●	reduction in the interest rate to below-market rates
●	extension of repayment requirements beyond normal terms
●	reduction of the principal amount owed
●	reduction of accrued interest due
●	acceptance of other assets in full or partial payment of a debt

In each case the concession is made due to deterioration in the borrower’s financial condition, and the new terms are less stringent than those required on a new loan with similar risk. See Note 20 of the financial statements for disclosure of COVID-19 loan forbearance programs.

Additionally, on April 7, 2020, federal banking regulators issued a revised interagency statement that included guidance on their approach for the accounting of loan modifications in light of the economic impact of the COVID-19 pandemic. The guidance interprets current accounting standards and indicates that a lender can conclude that a borrower is not experiencing financial difficulty if short-term modifications are made in response to COVID-19, such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant related to the loans in which the borrower is less than 30 days past due on its contractual payments at the time a modification program is implemented. The agencies confirmed in working with the staff of the FASB that short-term modifications made on a good faith basis in response to COVID-19 to borrowers who were current prior to any relief are not TDRs.

The following tables summarize troubled debt restructurings that did not meet the exemption criteria above (in thousands) for the following years ended:

	December 31, 2020
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	2	-	2	$25	$24
Residential real estate	1	-	1	114	114
				$139	$138

	December 31, 2019
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	3	-	3	$488	$490
Residential real estate	-	2	2	123	178
Home equity lines of credit	4	-	4	171	176
				$782	$844

One loan with a book balance of $36,000 was restructured in 2019 and defaulted by December 31, 2019. There were no subsequent defaults of troubled debt restructurings for the years ended December 31, 2020 or 2019.

Management uses a nine-point internal risk-rating system to monitor the credit quality of the overall loan portfolio. The first five categories are considered not criticized and are aggregated as Pass rated. The criticized rating categories utilized by management generally follow bank regulatory definitions. The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard or Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan-rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as bankruptcy, repossession, or death, occurs to raise awareness of a possible credit event.  The Company’s Commercial Loan Officers are responsible for the timely and accurate risk rating of the loans in their portfolios at origination and on an ongoing basis. The Credit Department performs an annual review of all commercial relationships with loan balances of $500,000 or greater.  Confirmation of the appropriate risk grade is included in the review on an ongoing basis.  The Company engages an external consultant to conduct loan reviews on a semiannual basis. Generally, the external consultant reviews commercial relationships greater than $250,000 and/or criticized relationships greater than $125,000.  Detailed reviews, including plans for resolution, are performed on loans classified as Substandard on a quarterly basis.  Loans in the Special Mention and Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following tables present the classes of the loan portfolio summarized by the aggregate Pass rating and the criticized categories of Special Mention, Substandard, and Doubtful within the internal risk rating system (in thousands):

		Special			Total
December 31, 2020	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$93,939	$7,084	$2,098	$-	$103,121
Non-owner occupied	258,974	983	49,467	-	309,424
Multifamily	39,562	-	-	-	39,562
Residential real estate	230,944	265	2,786	-	233,995
Commercial and industrial	227,765	1,800	2,479	-	232,044
Home equity lines of credit	111,208	-	1,335	-	112,543
Construction and other	58,082	-	5,491	-	63,573
Consumer installment	9,816	-	7	-	9,823
Total	$1,030,290	$10,132	$63,663	$-	$1,104,085

		Special			Total
December 31, 2019	Pass	Mention	Substandard	Doubtful	Loans

Commercial real estate:
Owner occupied	$95,518	$3,951	$2,917	$-	$102,386
Non-owner occupied	292,191	3,038	6,951	-	302,180
Multifamily	62,028	-	-	-	62,028
Residential real estate	231,633	420	2,745	-	234,798
Commercial and industrial	84,136	3,619	1,772	-	89,527
Home equity lines of credit	111,354	-	894	-	112,248
Construction and other	66,680	-	-	-	66,680
Consumer installment	14,399	-	12	-	14,411
Total	$957,939	$11,028	$15,291	$-	$984,258

The increase in substandard CRE NOO loans from the prior year was mostly due to pandemic related deferrals.

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due. The following tables present the classes of the loan portfolio summarized by the aging categories of loans and nonaccrual loans (in thousands):

		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2020	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$102,587	$418	$-	$116	$534	$103,121
Non-owner occupied	305,613	1,844	1,373	594	3,811	309,424
Multifamily	39,562	-	-	-	-	39,562
Residential real estate	230,996	2,364	95	540	2,999	233,995
Commercial and industrial	231,534	260	219	31	510	232,044
Home equity lines of credit	112,325	120	-	98	218	112,543
Construction and other	63,529	44	-	-	44	63,573
Consumer installment	9,424	71	108	220	399	9,823
Total	$1,095,570	$5,121	$1,795	$1,599	$8,515	$1,104,085

		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2019	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial real estate:
Owner occupied	$101,264	$64	$-	$1,058	$1,122	$102,386
Non-owner occupied	298,941	-	-	3,239	3,239	302,180
Multifamily	62,028	-	-	-	-	62,028
Residential real estate	232,518	1,439	34	807	2,280	234,798
Commercial and industrial	88,965	190	66	306	562	89,527
Home equity lines of credit	111,792	274	29	153	456	112,248
Construction and other	66,680	-	-	-	-	66,680
Consumer installment	13,378	622	216	195	1,033	14,411
Total	$975,566	$2,589	$345	$5,758	$8,692	$984,258

The following tables present the recorded investment in nonaccrual loans and loans past due over 89 days and still on accrual by class of loans (in thousands):

December 31, 2020	Nonaccrual	90+ Days Past Due and Accruing

Commercial real estate:
Owner occupied	$458	$-
Non-owner occupied	3,758	-
Residential real estate	2,487	-
Commercial and industrial	509	-
Home equity lines of credit	422	-
Consumer installment	224	-
Total	$7,858	$-

December 31, 2019	Nonaccrual	90+ Days Past Due and Accruing

Commercial real estate:
Owner occupied	$1,162	$-
Non-owner occupied	3,289	-
Residential real estate	2,576	-
Commercial and industrial	946	-
Home equity lines of credit	709	-
Consumer installment	197	-
Total	$8,879	$-

Interest income that would have been recorded had these loans not been placed on nonaccrual status was $126,000 in 2020 and $377,000 in 2019.

An allowance for loan and lease losses (“ALLL”) is maintained to absorb losses from the loan portfolio.  The ALLL is based on management’s continuing evaluation of the risk characteristics and credit quality of the loan portfolio, assessment of current economic conditions, diversification and size of the portfolio, adequacy of collateral, past and anticipated loss experience, and the amount of nonperforming loans.

The Company’s methodology for determining the ALLL is based on the requirements of ASC Section 310-10-35 for loans individually evaluated for impairment (discussed above) and ASC Subtopic 450-20 for loans collectively evaluated for impairment, as well as the Interagency Policy Statement on the Allowance for Loan and Lease Losses and other bank regulatory guidance.   The total of the two components represents the Company’s ALLL. Management also performs impairment analysis on TDRs, which may result in specific reserves.

Loans that are collectively evaluated for impairment are analyzed, with general allowances being made as appropriate.  For general allowances, historical loss trends are used in the estimation of losses in the current portfolio.  These historical loss amounts are modified by other qualitative factors.

The classes described above, which are based on the purpose code assigned to each loan, provide the starting point for the ALLL analysis.  Management tracks the historical net charge-off activity at the purpose code level.  A historical charge-off factor is calculated utilizing the last twelve consecutive historical quarters.

Management has identified a number of additional qualitative factors which it uses to supplement the historical charge-off factor, because these factors are likely to cause estimated credit losses associated with the existing loan pools to differ from historical loss experience.  The additional factors that are evaluated quarterly and updated using information obtained from internal, regulatory, and governmental sources are: national and local economic trends and conditions; levels of and trends in delinquency rates and nonaccrual loans; trends in volumes and terms of loans; effects of changes in lending policies; experience, ability, and depth of lending staff; value of underlying collateral; and concentrations of credit from a loan type, industry, and/or geographic standpoint.

Management reviews the loan portfolio on a quarterly basis using a defined, consistently applied process in order to make appropriate and timely adjustments to the ALLL.  When information confirms all or part of specific loans to be uncollectible, these amounts are promptly charged off against the ALLL.

The following tables summarize the ALLL within the primary segments of the loan portfolio and the activity within those segments (in thousands):

	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2019	Charge-offs	Recoveries	Provision	December 31, 2020
Loans:
Commercial real estate:
Owner occupied	$801	$(50)	$17	$574	$1,342
Non-owner occupied	3,382	(3,022)	74	6,383	6,817
Multifamily	340	-	-	121	461
Residential real estate	726	(62)	42	977	1,683
Commercial and industrial	456	(245)	294	848	1,353
Home equity lines of credit	932	(55)	84	444	1,405
Construction and other	103	-	157	118	378
Consumer installment	28	(405)	22	375	20
Total	$6,768	$(3,839)	$690	$9,840	$13,459

	Allowance for Loan and Lease Losses
	Balance				Balance
	December 31, 2018	Charge-offs	Recoveries	Provision	December 31, 2019
Loans:
Commercial real estate:
Owner occupied	$1,315	$(32)	$5	$(487)	$801
Non-owner occupied	2,862	-	12	508	3,382
Multifamily	474	-	-	(134)	340
Residential real estate	761	(361)	46	280	726
Commercial and industrial	969	(519)	82	(76)	456
Home equity lines of credit	820	(162)	32	242	932
Construction and other	100	-	74	(71)	103
Consumer installment	127	(735)	8	628	28
Total	$7,428	$(1,809)	$259	$890	$6,768

The provision fluctuations during the year ended December 31, 2020 allocated to:

●	commercial real estate loans are due to large charge offs from two relationships totaling $3.0 million and additional provisions for hospitality-related relationships.
●

commercial and industrial loans are due to several small charge-offs that total $245,000, along with an allocation for the PPP loans in the amount of $464,000, along with additional provisions for unexpected losses resulting from the current economic environment.

●	residential real estate loans are due to several small charge-offs totaling $62,000 and additional provisions for unexpected losses resulting from the current economic environment.
●	consumer installment loans are due to charge-offs in the student loan portfolio totaling $383,000.

The provision fluctuations during the year ended December 31, 2019 allocated to:

●	commercial and industrial loans are due to the charge-offs of two large relationships totaling $438,000, which had specific reserves allocated at the end of 2018.
●	residential real estate loans are due to the charge-off of two relationships totaling $360,000 and portfolio growth.
●	commercial real estate loans are due to a small charge-off and a declining portfolio balance.
●	consumer installment loans are due to charge-offs in the student loan portfolio totaling $566,000.